UBS Series Funds

September 29, 2021

Supplement to the Prospectus dated August 27, 2021.

Includes:

•	UBS Prime Reserves Fund
•	UBS Tax-Free Reserves Fund

Dear Investor,

The temporary reduction in the minimum initial investment amount for investors purchasing shares of UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund (each, a “fund” and together, the “funds”) through UBS Financial Services Inc. is extended through March 31, 2022. The purpose of this supplement is to update certain information contained in the Prospectus regarding the minimum initial investment amount for each fund. These disclosure changes will become effective on or around October 1, 2021 (“Effective Date”).

The Prospectus is hereby supplemented as shown below.

On the Effective Date, the section captioned “Fund summary” and sub-captioned “Purchase & sale of fund shares” for UBS Prime Reserves Fund beginning on page 8 of the Prospectus is revised by replacing the sixth sentence of that section in its entirety with the following:

The minimum investment level for initial purchases generally is $1,000,000, except the minimum investment level for initial purchases made through UBS Financial Services Inc. through March 31, 2022 is $500,000.

On the Effective Date, the section captioned “Fund summary” and sub-captioned “Purchase & sale of fund shares” for UBS Tax-Free Reserves Fund on page 14 of the Prospectus is revised by replacing the sixth sentence of that section in its entirety with the following:

The minimum investment level for initial purchases generally is $1,000,000, except the minimum investment level for initial purchases made through UBS Financial Services Inc. through March 31, 2022 is $500,000.

On the Effective Date, the section captioned “Managing your fund account” and sub-captioned “Minimum investment.” on page 24 of the Prospectus is revised by replacing the first sentence of that section in its entirety with the following:

The minimum investment level for initial purchases generally is $1,000,000, except the minimum investment level for initial purchases made through UBS Financial Services Inc. through March 31, 2022 is $500,000.

ZS-1122

On the Effective Date, the section captioned “Managing your fund account” and sub-captioned “Minimum investment.” on page 30 of the Prospectus is revised by replacing the first sentence of that section in its entirety with the following:

The minimum investment level for initial purchases generally is $1,000,000, except the minimum investment level for initial purchases made through UBS Financial Services Inc. through March 31, 2022 is $500,000.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

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